UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-22036

Investment Company Act file number

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

 (Exact name of registrant as specified in charter)

225 High Ridge Road
Stamford, CT 06905

 (Address of principal executive offices) (Zip code)

Steven L. Suss
U.S. Trust Hedge Fund Management, Inc.
225 High Ridge Road
Stamford, CT 06905

 (Name and address of agent for Service)

Registrant's telephone number, including area code: (866) 921-7951

Date of fiscal year end: 3/31/2010

Date of reporting period: 3/31/2010

ITEM 1.  REPORTS TO STOCKHOLDERS.

EXCELSIOR MULTI-STRATEGY HEDGE FUND OF FUNDS (TI), LLC

Financial Statements

With Report of Independent Registered Public Accounting Firm

Year Ended March 31, 2010

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Financial Statements

Year Ended March 31, 2010

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information on Form N-Q is available without charge, upon request, by calling (866) 921-7951.

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 921-7951 and on the Commission’s website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 921-7951, and on the Commission’s website at http://www.sec.gov.

Report of Independent Registered Public Accounting Firm

To the Board of Managers and Members of
Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC:

In our opinion, the accompanying statement of assets, liabilities and members' capital, and the related statements of operations, of changes in members' capital and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC (the "Fund", formerly Excelsior Directional Hedge Fund of Funds (TI), LLC) at March 31, 2010, the results of its operations and its cash flows for the year then ended, the changes in its members' capital for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period April 23, 2007 (commencement of operations) through March 31, 2008, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, NY
June 1, 2010

1

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Statement of Assets, Liabilities and Members’ Capital

March 31, 2010

ASSETS

Investment in Excelsior Multi-Strategy Hedge Fund of Funds Master	$280,314,423
Fund, LLC, at fair value
Cash and cash equivalents	9,946,985
Redemption receivable from investment in Excelsior Multi-Strategy
Hedge Fund of Funds Master Fund, LLC	425,820
Other assets	66,195

Total Assets	290,753,423

LIABILITIES

Repurchase of Members' interests payable	3,926,710
Members' interests received in advance	2,721,000
Management fee payable	350,214
Due to Adviser	136,377
Professional fees payable	48,900
Other liability	25,684
Board of Managers' fees payable	2,500

Total Liabilities	7,211,385

Net Assets	$283,542,038

MEMBERS' CAPITAL

Members' Capital *	$283,542,038

* Members’ Capital includes net subscriptions, cumulative net investment income/(loss), cumulative net realized gain/(loss), and accumulated unrealized appreciation from investments in Excelsior Multi‐Strategy Hedge Fund of Funds Master Fund, LLC.

The accompanying notes and attached audited financial statements of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

2

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Statement of Operations

March 31, 2010

NET INVESTMENT LOSS ALLOCATED FROM EXCELSIOR MULTI-STRATEGY HEDGE FUND OF FUNDS MASTER FUND, LLC:
Interest	$13,127
Expenses	(3,214,286)

Net investment loss allocated from Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC	(3,201,159)

Fund Income:
Interest	13,435

Fund Expenses:
Management Fee	1,489,778
Other	272,514
Administration fees	223,336
Expense limitation recapture	136,377
Professional fees	127,736
Board of Manager's fees and expenses	12,500

Total expenses	2,262,241

Net Investment Loss	(5,449,965)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM EXCELSIOR MULTI-STRATEGY HEDGE FUND OF FUNDS MASTER FUND, LLC

Net realized gain on investment	3,871,395
Net change in accumulated unrealized appreciation on investment	40,628,426
Net Realized and Unrealized Gain on Investments Allocated from Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC	44,499,821

NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS	$39,049,856

The accompanying notes and attached audited financial statements of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

3

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Statement of Changes in Members’ Capital

	For the Year Ended March 31,
	2010	2009
OPERATIONS

Net investment loss	$(5,449,965)	$(4,831,188)
Net realized gain on investment	3,871,395	8,751,405
Net change in accumulated unrealized appreciation
on investment	40,628,426	(49,144,381)

Increase (Decrease) in Members' Capital
Resulting from Operations	39,049,856	(45,224,164)

CAPITAL TRANSACTIONS

Members' subscriptions	97,341,357	60,442,000
Members' interests repurchased	(82,965,152)	(89,046,592)

Increase (Decrease) in Members' Capital
Resulting from Capital Transactions	14,376,205	(28,604,592)

Net Increase (Decrease) in Members' Capital	53,426,061	(73,828,756)

MEMBERS' CAPITAL AT BEGINNING OF YEAR	230,115,977	303,944,733

MEMBERS' CAPITAL AT END OF YEAR	$283,542,038	$230,115,977

The accompanying notes and attached audited financial statements of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

4

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Statement of Cash Flows

Year Ended March 31, 2010

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in Members' Capital resulting from operations	$39,049,856
Adjustments to reconcile net increase in members' capital resulting from operations to net cash provided by operating activities:
Net change in accumulated unrealized appreciation on
investments allocated from Excelsior Multi-Strategy Hedge
Fund of Funds Master Fund, LLC	(40,628,426)
Net realized gain on investments allocated from Excelsior
Multi-Strategy Hedge Fund of Funds Master Fund, LLC	(3,871,395)
Net investment loss allocated from Excelsior Multi-Strategy
Hedge Fund of Funds Master Fund, LLC	3,201,159
Purchases of investment in Excelsior Multi-Strategy Hedge
Fund of Funds Master Fund, LLC	(35,391,106)
Proceeds from investment in Excelsior Multi-Strategy Hedge
Fund of Funds Master Fund, LLC	82,539,331
(Increase) Decrease in operating assets:
Due from/to Adviser	272,754
Other assets	7,917
Increase (Decrease) in operating liabilities:
Professional fees payable	(25,318)
Administration fees payable	(47,207)
Other liability	21,349
Management fee payable	64,688
Board of Managers' fees payable	2,500
Liquidation of non-cash assets (other than investments) and liabilities
received from acquisition of BACAP Alternative Multi-Strategy Fund, LLC	4,080,777

Net Cash Provided by Operating Activities	49,276,879

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members' subscriptions	22,616,000
Payments for Members' interests repurchased	(82,147,442)
Cash received from acquisition of BACAP Alternative Multi-Strategy Fund, LLC*	14,355,817

Net Cash Used in Financing Activities	(45,175,625)

Net increase in cash and cash equivalents	4,101,254
Cash and cash equivalents at beginning of year	5,845,731

Cash and Cash Equivalents at End of Year	$9,946,985

Supplementary Disclosure of Cash Flow Information
Cash paid during the year for interest	$13,318

Supplementary Disclosure of Non-Cash Information
Transfer of members' interests between members	$9,597,961
Non-cash subscriptions from members	$76,996,357
Non-cash transfer of investments at fair value to Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC	$58,559,763

*Does not include $9,025 of non-cash assets acquired by the TI Fund as part of the acquisition of the BACAP Alternative Multi-Strategy Fund, LLC.

The accompanying notes and attached audited financial statements of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

5

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Financial Highlights

The following represents certain ratios to average Members’ Capital, total return, and other supplemental information for the periods indicated:

	For the year ended March 31, 2010	For the year ended March 31, 2009	Period from April 23, 2007 (Commencement of Operations) to March 31, 2008*

Net assets, end of period	$283,542,038	$230,115,977	$303,944,733

Ratio of net investment loss
to average Members' Capital (a) (b)	(1.83%)	(1.84%)	(1.78%)

Ratio of total expenses to average
Members' Capital (c) (d)	1.83%	1.90%	1.89%

Ratio of net expenses to average
Members' Capital (b) (c)	1.83%	1.89%	1.86%

Total return (e)	13.55%	(16.40%)	(0.13%)

*	The ratios for this period have been annualized.
(a)	The ratio reflects the income and expenses including the TI Fund’s proportionate share of income and expenses of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC.
(b)	Average Members’ Capital is determined using the net assets at the end of each month during the period and net assets at the beginning of the period.
(c)	The ratio reflects the expenses including the TI Fund’s proportionate share of the expenses of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC.
(d)	The ratio is before any expense limitation or reimbursement per the Expense Limitation Agreement.
(e)
Total return assumes a purchase of an interest in the TI Fund on the first day and the sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns.  An individual Member’s return may vary from these returns based on the timing of member subscriptions and redemptions.

The accompanying notes and attached audited financial statements of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

6

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Notes to Financial Statements

March 31, 2010

1. Organization

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, formerly known as Excelsior Directional Hedge Fund of Funds (TI), LLC (the “TI Fund”), was organized as a limited liability company under the laws of Delaware on February 26, 2007, and commenced operations on April 23, 2007. The TI Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The TI Fund’s investment objective is to seek capital appreciation. The TI Fund pursues its investment objective by investing substantially all of its assets in Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC (the “Company”), formerly known as Excelsior Directional Hedge Fund of Funds Master Fund, LLC, a non-diversified, closed-end management investment company that is registered under the 1940 Act. The Company pursues its investment objective principally through a multi-manager, multi-strategy program of investments in a diverse group of private investment funds (the “Portfolio Funds”) that primarily invest or trade in a wide range of equity and debt securities. There can be no assurance that the Company and the TI Fund will achieve their investment objectives.  The investment managers of the Portfolio Funds in which the Company invests generally conduct their investment programs through these Portfolio Funds.  The Company invests in the Portfolio Funds as a limited partner or member along with other investors.

The financial statements of the Company, including the Schedule of Investments, are attached to this report and should be read in conjunction with the TI Fund’s financial statements.  The percentage of the Company’s members’ capital owned by the TI Fund at March 31, 2010 was 64.77%.

Until March 31, 2010, U.S. Trust Hedge Fund Management, Inc. served as the investment adviser of the Company and as the management services provider of the TI Fund (the “Adviser”) (See Note 8 “Subsequent Events”). The Adviser is an indirect wholly-owned subsidiary of Bank of America Corporation (“Bank of America”) and a registered investment adviser.  Bank of America is a bank holding and a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, North Carolina.  The Adviser provides various management and administrative services to the Company and the TI Fund.

The TI Fund’s Board of Managers (the “Board”) has overall responsibility to manage and supervise the operations of the TI Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the TI Fund’s business.  The Board exercises the same powers, authority and responsibilities on behalf of the TI Fund as are customarily exercised by directors of a typical investment company registered under the 1940 Act organized as a corporation.  The Board has engaged the Adviser to manage the day-to-day operations of the TI Fund.

7

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Notes to Financial Statements (continued)

March 31, 2010

Subscriptions for interests in the TI Fund (“Interests”) by eligible investors may be accepted as of the first day of each month, or at such times as the Board may determine. The TI Fund may, from time to time, offer to repurchase Interests from its members (“Members”) pursuant to written tenders by the Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the TI Fund’s assets and other factors considered by the Board.  The Adviser expects that it will recommend to the Board that the TI Fund offer to repurchase Interests from Members four times each year, effective as of the last day of each calendar quarter. Members can only transfer or assign Interests under certain limited circumstances.  Member repurchases are recognized as liabilities when the amount becomes fixed.  This generally will occur on the last day of a fiscal period.  As of the last day of each calendar month, the TI Fund allocates net profits or losses for that month to the capital accounts of all Members, in proportion to their respective opening capital account balances for such period (after taking into account any capital contributions deemed to be made as of the first day of such period).

On April 1, 2009, pursuant to an agreement and plan of acquisition (the “Plan”) among the TI Fund, the Company and BACAP Alternative Multi-Strategy Fund, LLC (the “BACAP Fund”), a non-diversified, closed-end management investment company registered under the 1940 Act, for which an affiliate of the Adviser served as investment adviser, the TI Fund acquired all of the assets and certain liabilities of the BACAP Fund in exchange for the issuance to the BACAP Fund of Interests in the TI Fund with a net asset value equal to the value of the assets transferred to the TI Fund, net of the liabilities assumed by the TI Fund (all as determined immediately before April 1, 2009) in the amount of $76,996,357 (the “Transaction”).  The BACAP Fund then distributed the Interests to its eligible members who then became members of the TI Fund.  Pursuant to the Plan, the TI Fund contributed to the Company all of the investments in the Portfolio Funds that the TI Fund received from the BACAP Fund with an aggregate value of $58,559,763 and a cost of $57,586,776.  All of the transactions were effective April 1, 2009.

Fund Members' Capital as of March 31, 2009	$230,115,977
Fund Members' Capital Contributions	450,000
Transfer of Capital from the BACAP Fund	76,996,357
Fund Members' Capital as of April 1, 2009	$307,562,334

The purpose of the Transaction was to combine two funds registered under the 1940 Act with comparable investment objectives and strategies that were managed by the affiliated advisers.   Because the combined investment portfolios have been managed as a single integrated portfolio since the Transaction  was completed, it is not practicable to separate the amounts of revenue and earnings of the BACAP Fund that have been included in the TI Fund's statement of operations since April 1, 2009.

8

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Notes to Financial Statements (continued)

March 31, 2010

In connection with the Transaction, the cost of investments in the Portfolio Funds acquired from the BACAP Fund was recorded at the current fair market value as of April 1, 2009.  The difference between the fair market value and the cost of investments in the Portfolio Funds as of the date of the Transaction will be allocated to the members of the BACAP Fund.  Appreciation after April 1, 2009 will be allocated to the members of the TI Fund.  The Adviser believes that the Transaction should, in general, not result in recognition of income for U.S. federal income tax purposes to the BACAP Fund or the BACAP Fund members who receive interests in the TI Fund.  However, there can be no assurance that this will be the case.

2. Significant Accounting Policies

a. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the TI Fund’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

b. Codification

In July 2009, the Financial Accounting Standards Board ("FASB") implemented the FASB Accounting Standards Codification (the “Codification”) as the single source of GAAP.  While the Codification did not change GAAP, it introduced a new structure to the accounting literature and changed references to accounting standards and other authoritative accounting guidance.  The Codification was effective for the TI Fund in 2009 and did not affect the TI Fund’s Statements of Assets, Liabilities and Members’ Capital, Statements of Operations, Statements of Changes in Members’ Capital or Statements of Cash Flows.

c. Fund Expenses

The TI Fund bears its own expenses and, indirectly, bears a pro rata portion of the Company’s expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of the Portfolio Funds; all costs and expenses directly related to portfolio transactions and positions for the Company’s account; legal fees; accounting and auditing fees; custodial and escrow fees; fees paid to the TI Fund’s and the Company’s administrator; costs of insurance; management fees and advisory fees; the fees and travel expenses and other expenses of the TI Fund’s and the Company’s Boards; all costs with respect to communications regarding the TI Fund’s and the Company’s transactions between the Adviser and any custodian or other agent engaged by the TI Fund; and other types of expenses approved by the TI Fund’s Board or the Company’s Board of Managers.  Expenses allocated to the Company for its investments in the Portfolio Funds are not included in the TI Fund’s Statement of Operations or Financial Highlights.

9

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Notes to Financial Statements (continued)

March 31, 2010

The Adviser and the TI Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser will, subject to possible reimbursement by the TI Fund as described below, waive fees or pay or absorb expenses of the TI Fund (including the TI Fund’s share of the ordinary operating expenses of the Company, but excluding any fees, expenses and incentive allocations of the Portfolio Funds) to the extent necessary to limit the ordinary operating expenses of the TI Fund (including the TI Fund’s share of the ordinary operating expenses of the Company, but excluding taxes, interest and related costs of borrowing, brokerage commissions and any extraordinary expenses of the TI Fund and the Company) to 1.84% per annum of the TI Fund’s average monthly net assets (the “Expense Limitation”).  In consideration of the Adviser’s agreement to limit the TI Fund’s expenses, the TI Fund will carry forward the amount of fees waived and expenses paid or absorbed by the Adviser in excess of the Expense Limitation, for a period not to exceed three years from the end of the fiscal year in which the fee was waived or the expense was paid or absorbed, and will reimburse the Adviser such amounts.

Reimbursement will be made as promptly as possible, but only to the extent it does not cause the TI Fund’s annualized ordinary operating expenses to exceed the Expense Limitation in effect at the time that the fee was waived or the expense was paid or absorbed.  The Expense Limitation Agreement will remain in effect until December 31, 2010 and will automatically continue in effect from year to year thereafter unless terminated by the Adviser or the TI Fund.

As of March 31, 2010, the TI Fund has not exceeded the expense limitation pursuant to the Expense Limitation Agreement. During the year ended March 31, 2010, the Adviser recouped $136,377 of reimbursable expenses it previously paid on behalf of the TI Fund.  This recoupment consisted of $97,363 and $39,014, attributable to reimbursable expenses paid on behalf of the TI Fund in the fiscal period ended March 31, 2008 and the fiscal year ended March 31, 2009, respectively.  As of March 31, 2010, the TI Fund has an outstanding payable balance owed to the Adviser in the amount of $136,377.  All prior period expense reimbursement balances have been recouped by the Adviser.

d. Income Taxes

As a limited liability company that is treated as a partnership, no provision for the payment of Federal, state or local income taxes has been provided by the TI Fund.  Each Member is individually required to report on its own tax return its share of the TI Fund’s taxable income or loss.  The TI Fund has a tax year end of December 31.

10

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Notes to Financial Statements (continued)

March 31, 2010

Net investment income or loss and net realized and unrealized gain or loss from investments of the TI Fund for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all Members as of the last day of each fiscal period in accordance with each Member’s respective investment percentage for the fiscal period, as defined in the TI Fund’s Limited Liability Company Agreement.

The cost of the TI Fund’s investment in the Company for Federal tax purposes is based on amounts reported to the TI Fund on Schedule K-1 from the Company.  As of March 31, 2010, the Company has not received information to determine the tax cost of the Portfolio Funds.  Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2009, and after adjustment for purchases and sales between December 31, 2009 and March 31, 2010, the estimated cost of the TI Fund’s investment in the Company at March 31, 2010 for federal tax purposes is $258,747,570.  The resulting estimated net unrealized appreciation for tax purposes on the TI Fund’s investment in the Company at March 31, 2010 is $21,566,853.

The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether a tax position of the TI Fund is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the “more likely than not” threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority.

Management analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that the adoption of this authoritative guidance did not have a material effect on the results of operations or financial position of the TI Fund. The TI Fund has determined that there are no unrecognized tax benefits or liabilities relating to uncertain income tax positions taken on prior years' returns or expected to be taken on the tax return for the year ended December 31, 2009.

e. Other

Cash and cash equivalents consist of amounts maintained in a PFPC Trust Company interest-bearing account.  Interest income is recorded on the accrual basis.

The TI Fund records its proportionate share of the Company’s investment income, expenses and realized and unrealized gains and losses as allocated by the Company.

11

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Notes to Financial Statements (continued)

March 31, 2010

3. Portfolio Valuation

The net asset value of the TI Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the TI Fund’s Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to valuation procedures established by the Board.  Pursuant to the valuation procedures, the Board has delegated to the Adviser the general responsibility for valuation of the investments in the Portfolio Funds subject to the oversight of the Board.

The TI Fund records its investment in the Company at fair value.  The TI Fund’s investment in the Company is represented by the TI Fund’s proportionate interest in the Company’s members’ capital at March 31, 2010.  The valuation of investments held by the Company is discussed in the notes to the Company’s financial statements, attached to this report.

4. Management Fee

The Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of investment managers.  Further, the Adviser provides certain management and administrative services to the TI Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials.  In consideration for such services, pursuant to a management agreement between the TI Fund and the Adviser (the “Management Agreement”), the TI Fund pays the Adviser a quarterly management fee in arrears at an annual rate of 0.5% based on the TI Fund’s net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date.

For the year ended March 31, 2010, the management fee was $1,489,778, of which $350,214 was payable as of March 31, 2010.

5. Related Party Transactions and Other

As of March 31, 2010, the Adviser’s employees and affiliates have a combined interest of approximately 15.66% of Members’ Capital.

Affiliates of the Adviser may have banking, underwriting, lending, brokerage, or other business relationships with the Portfolio Funds in which the Company invests and with companies in which the Portfolio Funds invest.

The Board is made up of five Managers who are not “interested persons,” as defined by Section 2(a)(19) of the 1940 Act, of the TI Fund (the “Disinterested Managers”).  The Disinterested Managers receive per-meeting fees of: $500 for attendance at quarterly meetings of the Board; and $500 for telephonic participation at a quarterly Board meeting or for participation at a telephonic special meeting of the Board.  All Disinterested Managers may be reimbursed for expenses of attendance at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Managers.  The TI Fund incurred $12,500 of per meeting fees for the year ended March 31, 2010, $2,500 of which was payable as of March 31, 2010.

12

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Notes to Financial Statements (continued)

March 31, 2010

The TI Fund has retained J. D. Clark & Company (the “Administrator”) to provide accounting and certain administrative and investor services to the TI Fund.  The Administrator is a wholly-owned division of UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation.  For the year ended March 31, 2010, the TI Fund incurred $223,336 in expenses related to such administrative services, none of which was payable as of March 31, 2010.

PFPC Trust Company (an affiliate of The PNC Financial Services Group) serves as custodian of the TI Fund’s assets and provides custodial services to the TI Fund.

Effective October 23, 2009, Merrill Lynch, Pierce, Fenner, & Smith Incorporated, an affiliate of the Adviser, replaced Banc of America Investment Services, Inc. as the placement agent of the TI Fund (the “Placement Agent”). Investors may be charged a placement fee (the “Placement Fee”) on Interests placed by the Placement Agent of up to 1.25% of the investment amount if such amount is less than $500,000 (subject to the minimum investment).  There is no Placement Fee on investments of $500,000 or more.  The Placement Fee is paid to the Placement Agent. The Placement Fee may be waived for certain investors.

6. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Portfolio Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company’s liability with respect to its investments in the Portfolio Funds is generally limited to the net asset value of its interest in each Portfolio Fund.

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities. Among other things liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw capital from Portfolio Funds, or unforeseen outflows of cash.  This situation may arise due to circumstances outside of the Company's control, such as a general market disruption or an operational problem affecting the Company or third parties, including the Portfolio Funds.  Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

13

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Notes to Financial Statements (continued)

March 31, 2010

The Company’s capital investment in the Portfolio Funds can be withdrawn on a limited basis.  This may limit the ability of the Company to provide liquidity to the TI Fund, and the TI Fund may not be able to liquidate quickly some of its investment in the Company in order to meet liquidity requirements.

7. Guarantees

In the normal course of business, the TI Fund enters into contracts that provide general indemnifications.  The TI Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the TI Fund, and therefore, cannot be established; however, based on experience, the risk of loss from any such claims is considered remote.

8. Subsequent Events

The TI Fund has evaluated all subsequent events through the date these financial statements were issued and notes the following:

On March 30, 2010, the TI Fund announced a tender offer to repurchase up to $48,000,000 of outstanding Interests from Members.  The net asset value of the Interests will be calculated for this purpose on June 30, 2010.  The tender offer expired on April 26, 2010.

Effective April 1, 2010, the Adviser merged with and into its affiliate, Bank of America Capital Advisors LLC ("BACA") (the "Merger").  As the survivor of the Merger and the successor of the Adviser, BACA assumed all responsibilities for serving as the investment adviser of the Company and as the provider of management services to the TI Fund under the terms of the investment advisory agreement between the Adviser and the Company and the management agreement between the Adviser and the TI Fund, respectively.  The personnel of BACA who provide services to the Company and the TI Fund are the same personnel who previously provided such services to the Company and the TI Fund on behalf of the Adviser.  Additionally, no changes in the management of the Company or the TI Fund are expected as a result of the Merger.

BACA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect wholly-owned subsidiary of Bank of America.

14

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Company Management (Unaudited)

March 31, 2010

Information pertaining to the Board and officers of the TI Fund is set forth below:

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Manager
Independent Managers

Alan Brott c/o Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC 225 High Ridge Road Stamford, CT 06905 (Borm 1942)	Manager	Term Indefinite; Length- since August 2009
Consultant (since October 1991); Associate Professor, Columbia University Graduate School of Business (since 2000); Former Partner of Ernst & Young. Mr. Brott serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Grosvenor Registered Multi-Strategy Master Fund, LLC, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC, Grosvenor Registered Multi-Strategy Fund (TI 2), LLC and Grosvenor Registered Multi-Strategy Fund (TE), LLC, and a director of Stone Harbor Investment Funds.
9

John C. Hover II c/o Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC 225 High Ridge Road Stamford, CT 06905 (Born 1943)	Manager	Term Indefinite; Length- since August 2009
Former Executive Vice President of U.S. Trust Company (retired since 2000).  Mr. Hover serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Grosvenor Registered Multi-Strategy Master Fund, LLC, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC, Grosvenor Registered Multi-Strategy Fund (TI 2), LLC, Grosvenor Registered Multi-Strategy Fund (TE), LLC and Excelsior Venture Partners III, LLC, and a director of Tweedy, Browne Fund, Inc.
10

Victor F. Imbimbo, Jr. c/o Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC 225 High Ridge Road Stamford, CT 06905 (Born 1952)	Manager	Term Indefinite; Length- since October 2000
President and CEO of Caring Today, LLC, the publisher of Caring Today Magazine, the leading information resource within the family caregivers market; Former Executive Vice President of TBWA\New York and Former President for North America with TBWA/WorldHealth, a division of TBWA Worldwide, where he directed consumer marketing program development for healthcare companies primarily within the pharmaceutical industry.. Mr. Imbimbo serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Grosvenor Registered Multi-Strategy Master Fund, LLC, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC, Grosvenor Registered Multi-Strategy Fund (TI 2), LLC, Grosvenor Registered Multi-Strategy Fund (TE), LLC and Excelsior Venture Partners III, LLC, and a director of Vertical Branding, Inc.
10

15

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Company Management (Unaudited) Continued

March 31, 2010

Stephen V. Murphy c/o Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC 225 High Ridge Road Stamford, CT 06905 (Born 1945)	Manager	Term Indefinite; Length- since October 2000
President of S.V. Murphy & Co, Inc., an investment banking firm. Mr. Murphy serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Grosvenor Registered Multi-Strategy Master Fund, LLC, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC, Grosvenor Registered Multi-Strategy Fund (TI 2), LLC, Grosvenor Registered Multi-Strategy Fund (TE), LLC and Excelsior Venture Partners III, LLC, and a director of The First of Long Island Corporation, The First National Bank of Long Island and Bowne & Co., Inc.
10

Thomas G. Yellin c/o Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC 225 High Ridge Road Stamford, CT 06905 (Born 1954)	Manager	Term Indefinite; Length- since August 2009
President of The Documentary Group (since June 2006); Former President of PJ Productions (from August 2002 to June 2006); Former Executive Producer of ABC News (from August 1989 to December 2002). Mr. Yellin serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Grosvenor Registered Multi-Strategy Master Fund, LLC, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC, Grosvenor Registered Multi-Strategy Fund (TI 2), LLC and Grosvenor Registered Multi-Strategy Fund (TE), LLC.
9

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Manager
Officers who are not Managers

Spencer Boggess One Bryant Park New York, NY 10036 (Born 1967)	Chief Executive Officer	Term Indefinite; Length - since March 2006
Managing Director, Alternative Investment Asset Management, Bank of America (7/07 to present); President and Chief Executive Officer of Bank of America Capital Advisors LLC (4/10 to present); President and Chief Executive Officer of U.S. Trust Hedge Fund Management, Inc.; Portfolio Manager of the Company (7/03 to present).
N/A

Steven L. Suss 225 High Ridge Road Stamford, CT 06905 (Born 1960)	Chief Financial Officer and Treasurer	Term Indefinite; Length - since April 2007
Managing Director, Alternative Investment Asset Management, Bank of America (7/07 to present); Senior Vice President of Bank of America Capital Advisors LLC (7/07 to present); Director, Chief Financial Officer and Treasurer (10/07 to 3/10) and Senior Vice President (6/07 to 3/10) of U.S. Trust Hedge Fund Management, Inc.; Director (4/07 to 5/08), Senior Vice President (7/07 to 5/08), and President (4/07 to 6/07) of UST Advisers, Inc.; Senior Vice President of U.S. Trust’s Alternative Investment Division (4/07 to 6/07); Chief Financial Officer and Chief Compliance Officer, Heirloom Capital Management, L.P. (5/02 to 9/06).
N/A

16

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

Company Management (Unaudited) Continued

March 31, 2010

Mohan Badgujar One Bryant Park New York, NY 10036 (Born 1958)	Chief Operating Officer	Term Indefinite; Length - since March 2006
Director, Alternative Investment Asset Management, Bank of America (7/07 to present); Senior Vice President of Bank of America Capital Advisors LLC (04/10 to present);Vice President of U.S. Trust Hedge Fund Management, Inc. (10/05 to 03/10); Managing Partner of Blue Hill Capital Partners LLC (10/03 to 10/05) (Registered Investment Adviser).
N/A

Marina Belaya 114 W. 47th Street New York, NY 10036 (Born 1967)	Secretary	Term Indefinite; Length - since April 2007
Assistant General Counsel, Bank of America (7/07 to present); Vice President and Senior Attorney of U.S. Trust (2/06 to 6/07); Vice President, Corporate Counsel, Prudential Financial (4/05 to 01/06); Associate, Schulte Roth & Zabel LLP (09/02 to 03/05).
N/A

Robert M. Zakem One Bryant Park New York, NY 10036 (Born 1958)	Chief Compliance Officer	Term Indefinite; Length - since June 2009
GWIM Risk and Compliance Senior Executive, Bank of America Corp. (3/09 to present); Managing Director, Business Risk Management, Merrill Lynch & Co., Inc. (8/06 to 2/09); Executive Director, Head of Fund Services — US, UBS Financial Services, Inc. (12/04 to 07/06).
N/A

All officers of the TI Fund are employees and/or officers of the Adviser.

The Offering Memorandum of the TI Fund includes additional information about the managers of the TI Fund and is available upon request.

17

EXCELSIOR MULTI-STRATEGY HEDGE FUND OF FUNDS MASTER FUND, LLC

Financial Statements

With Report of Independent Registered Public Accounting Firm

Year Ended March 31, 2010

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Financial Statements

Year Ended March 31, 2010

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information on Form N-Q is available without charge, upon request, by calling (866) 921-7951.

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 921-7951 and on the Commission’s website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 921-7951, and on the Commission’s website at http://www.sec.gov.

Report of Independent Registered Public Accounting Firm

To the Board of Managers and Members of
Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC:

In our opinion, the accompanying statement of assets, liabilities and members' capital, including the schedule of investments, and the related statements of operations, of changes in members' capital and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC  (the “Company”, formerly Excelsior Directional Hedge Fund of Funds Master Fund, LLC) at March 31, 2010, the results of its operations and its cash flows for the year then ended, the changes in its members’ capital for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at March 31, 2010 by correspondence with the custodian and underlying portfolio funds, provide a reasonable basis for our opinion. The financial highlights of the Company for the year ended March 31, 2006 were audited by other auditors whose report dated May 25, 2006, expressed an unqualified opinion on such financial statements.

PricewaterhouseCoopers LLP
New York, NY
June 1, 2010

1

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Statement of Assets, Liabilities and Members’ Capital

March 31, 2010

ASSETS

Investments in Portfolio Funds, at fair value (cost $345,220,803)	$416,550,535
Cash and cash equivalents	5,953,258
Investments in Portfolio Funds made in advance	8,000,000
Redemptions receivable from investments in Portfolio Funds	3,432,385
Other assets	489

Total Assets	433,936,667

LIABILITIES

Advisory fee payable	1,053,454
Professional fees payable	65,175
Board of Managers' fees payable	10,000
Other liability	8,113

Total Liabilities	1,136,742

Net Assets	$432,799,925

MEMBERS' CAPITAL

Represented by:
Net Capital*	$361,470,193
Net accumulated unrealized appreciation on investments	71,329,732

Members' Capital	$432,799,925

*Net capital includes net subscriptions, cumulative net investment income/(loss) and cumulative net realized gain/(loss) from investments in the Portfolio Funds.

The accompanying notes are an integral part of these financial statements.

2

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Schedule of Investments

March 31, 2010

	First			%	% Ownership	First Available
	Acquisition		Fair	of Members’	of Portfolio	Redemption
Portfolio Funds *	Date	Cost **	Value **	Capital	Funds	Date ***	Liquidity ****

Event Driven/Relative Value Funds
American Durham L.P.	7/1/2008	$4,439,341	$2,477,935	0.57%	12.56%	N/A	(1)
Anchorage Capital Partners, L.P.	10/1/2009	14,000,000	14,818,127	3.42%	0.62%	9/30/2010	Quarterly
Aristeia Partners, L.P.	4/1/2008	10,537,502	16,322,164	3.77%	4.82%	N/A	Quarterly
Brevan Howard, L.P.	2/1/2009	16,214,798	17,023,574	3.93%	0.69%	N/A	Monthly
Canyon Value Realization Fund, L.P.	7/1/2003	239,444	2,016,499	0.47%	0.09%	N/A	(2)
Centaurus Alpha Fund, L.P.	4/1/2009	604	56,258	0.01%	4.60%	N/A	(1)
Drake Global Opportunities Fund, L.P.	4/1/2009	33,761	73,540	0.02%	0.56%	N/A	(1)
DSC Acquisitions, LLC	4/1/2009	37,735	38,395	0.01%	0.96%	N/A	(2)
Farallon Capital Partners, L.P.	11/1/2004	14,983,704	17,898,312	4.14%	0.31%	N/A	(3)
Garrison Special Opportunity Fund, L.P.	7/1/2009	4,000,000	4,324,364	1.00%	1.00%	N/A	Annually
JANA Partners, L.P.	4/1/2009	133,460	171,992	0.04%	0.23%	N/A	(2)
Lydian Partners SPV, Ltd.	4/1/2009	475	475	0.00%	3.05%	N/A	(2)
Monarch Debt Recovery Fund, L.P.	7/1/2009	7,000,000	8,285,472	1.91%	2.90%	12/31/2011	Annually
Pentwater Event Fund LLC	7/1/2008	242,776	323,358	0.07%	0.45%	N/A	(2)
Polygon Global Opportunities Fund, L.P.	8/1/2006	11,214,423	5,744,652	1.33%	1.59%	N/A	(1)
Strategic Value Restructuring Fund, L.P.	4/1/2009	934,076	619,302	0.14%	0.10%	N/A	(2)
SVRF (Onshore) Holdings LLC	4/1/2009	1,204,692	1,129,694	0.26%	3.58%	N/A	(1)
Vicis Capital Fund	4/1/2009	2,379,600	1,288,864	0.30%	0.74%	N/A	(1)
Waterfall Eden Fund, L.P.	7/1/2008	13,557,904	11,327,998	2.62%	12.10%	N/A	(2)
Strategy Total		101,154,295	103,940,975	24.01%
Hedged Long/Short Equity Funds
Alydar QP Fund L.P.	4/1/2009	11,877,385	12,248,193	2.83%	2.28%	N/A	Quarterly
Foundation Partners, L.P.	7/1/2002	8,000,000	10,702,031	2.47%	9.86%	N/A	Quarterly
Prism Partners III Leveraged, L.P.	7/1/2009	5,000,000	5,593,468	1.29%	1.51%	N/A	Quarterly
SAB Capital Partners, L.P.	4/1/2001	-	718,575	0.17%	0.19%	N/A	(2)
Scopia PX, LLC	9/1/2005	11,000,000	15,649,781	3.62%	5.75%	N/A	Quarterly
Spring Point Opportunity Partners, L.P.	7/1/2006	9,610,520	15,212,900	3.51%	4.16%	N/A	Quarterly
Tiedemann/Falconer Partners, L.P.	4/1/2009	5,301,238	4,689,296	1.08%	1.84%	N/A	Quarterly
Strategy Total		50,789,143	64,814,244	14.97%
Hedged Sector Funds
Coatue Qualified Partners, L.P.	1/1/2002	6,000,000	15,603,388	3.61%	1.35%	N/A	Quarterly
Longbow Partners, L.P.	5/1/2004	12,200,000	17,539,757	4.05%	6.80%	N/A	Quarterly
Seligman Tech Spectrum Fund, LLC	4/1/2009	4,610,345	5,614,134	1.30%	1.09%	4/30/2010	Monthly
Tufton Oceanic Hedge Fund, Ltd.	11/1/2009	7,500,000	7,352,827	1.70%	0.61%	N/A	Monthly
Strategy Total		30,310,345	46,110,106	10.66%
Opportunistic Long/Short (Global) Funds
AKO Partners, L.P.	10/1/2005	11,500,000	19,519,298	4.51%	4.08%	N/A	Quarterly
Amiya Global Emerging Opportunities Fund, L.P.	8/1/2009	10,000,000	10,648,268	2.46%	3.40%	9/30/2010	Quarterly
Artha Emerging Markets Funds, L.P.	4/1/2008	13,720,130	17,139,684	3.96%	3.12%	N/A	Quarterly
Egerton Capital Partners, L.P.	10/1/2009	5,000,000	5,266,669	1.22%	1.18%	N/A	Quarterly
Henderson Asia Pacific Absolute Return Fund, Ltd.	10/1/2008	8,966,478	9,600,115	2.22%	1.65%	N/A	Monthly
Indus Asia Pacific Fund, L.P.	3/1/2004	15,000,000	18,889,300	4.36%	2.85%	N/A	Quarterly
Indus Japan Fund, L.P.	3/1/2004	6,000,000	9,254,394	2.14%	5.98%	N/A	Quarterly
Meditor European Hedge Fund (B) Limited	7/1/2009	15,000,000	15,654,772	3.62%	0.78%	N/A	Monthly
Rohatyn Group Global Opportunity Partners, L.P.	4/1/2009	133,980	146,309	0.03%	0.12%	N/A	(2)
Strategy Total		85,320,588	106,118,809	24.52%
Opportunistic (U.S. Only) Funds
Addison Clark Fund, L.P.	4/1/2008	15,016,635	16,622,650	3.84%	5.41%	N/A	Quarterly
Brookside Capital Partners II, L.P.	7/1/2009	15,000,000	15,875,661	3.67%	2.44%	9/30/2010	Quarterly
Cadmus Capital Partners (QP), L.P.	7/1/2003	-	339,067	0.08%	9.46%	N/A	(1)
Royal Capital Value Fund (QP), L.P.	7/1/2008	16,879,797	16,005,100	3.70%	2.52%	N/A	Annually
Seminole Capital Partners, L.P.	9/1/2005	7,200,000	13,484,667	3.12%	2.70%	N/A	Semi-annually
Swiftcurrent Partners, L.P.	10/1/2000	10,550,000	16,870,066	3.90%	1.65%	N/A	(4)
Valinor Capital Partners, L.P.	7/1/2007	13,000,000	16,369,190	3.78%	2.97%	(5)	(6)
Strategy Total		77,646,432	95,566,401	22.09%
Total Investments in Portfolio Funds		$345,220,803	416,550,535	96.25%
Other Assets, Less Liabilities			16,249,390	3.75%
Members’ Capital			$432,799,925	100.00%

The accompanying notes are an integral part of these financial statements.

3

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Schedule of Investments (continued)

March 31, 2010

The investments in Portfolio Funds shown above, representing 96.25% of Members' Capital, have been fair valued in accordance with procedures established by the Board of Managers.

The Company's investments on March 31, 2010 are summarized below based on the investment strategy of each specific Portfolio Fund.

Investment Strategy	% Total Investments in Portfolio Funds
Event Driven/Relative Value Funds	24.95%
Hedged Long/Short Equity Funds	15.56%
Hedged Sector Funds	11.07%
Opportunistic Long/Short (Global) Funds	25.48%
Opportunistic (U.S. Only) Funds	22.94%
Total	100.00%

*	Non-income producing investments. The Company's	(1)	The Portfolio Fund is closing and is in the process of returning
	investments in the Portfolio Funds are considered to be		capital to its partners. Redemption rights have been suspended.
	illiquid and may be subject to limitiations on redemptions,	(2)	The Portfolio Fund has restricted redemption rights by
	including the assessment of early redemption fees.		creating a side pocket account to hold its illiquid assets.
**	See definition in Note 3.		As of 3/31/2010, the Company's remaining investment in the
***	From original investment date.		Portfolio Fund is illiquid.
****	Available frequency of redemptions after initial	(3)	The Portfolio Fund has temporarily limited redemption rights on
	lock-up period.		$7,861,491 of the investment. A liquidating trust account has been
N/A	Initial lock-up period has either expired prior to 3/31/10,		created in order to honor outstanding redemption requests once
	or the Portfolio Fund did not have an initial lock-up		capital becomes available.
	period. However, specific redemption restrictions may	(4)	$207,283 is invested in a side pocket. $16,622,783 has annual
	apply.		liquidity.
		(5)	$5,182,308 has an initial lock-up period that expires on 12/31/2010, and $2,329,805 has an initial lock-up period that expires on
12/31/2011. $124,927 is invested in a side pocket.
		(6)	Class A investments of $7,454,799 have tri-annual liquidity and
Class B investments of $8,789,464 have annual liquidity.

The accompanying notes are an integral part of these financial statements.

4

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Statement of Operations

Year Ended March 31, 2010

INVESTMENT INCOME
Interest	$19,594
Total Investment Income	19,594
EXPENSES
Advisory fee	4,238,553
Professional fees	329,701
Board of Managers' fees and expenses	94,000
Other expenses	65,698
Administration fees	24,192
Total Expenses	4,752,144
Net Investment Loss	(4,732,550)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments in Portfolio Funds	5,763,978
Net change in accumulated unrealized appreciation on investments	59,415,475
Net Realized and Unrealized Gain on Investments	65,179,453
NET INCREASE IN MEMBERS' CAPITAL RESULTING
FROM OPERATIONS	$60,446,903

The accompanying notes are an integral part of these financial statements.

5

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Statement of Changes in Members’ Capital

	Year Ended March 31,
	2010	2009

OPERATIONS

Net investment loss	$(4,732,550)	$(4,193,806)
Net realized gain from investments in Portfolio Fund	5,763,978	11,301,091
Net change in accumulated unrealized appreciation
on investments	59,415,475	(73,329,657)

Increase (Decrease) in Members' Capital
Resulting from Operations	60,446,903	(66,222,372)

CAPITAL TRANSACTIONS

Members' subscriptions	114,410,253	179,564,716
Members' interests repurchased	(85,921,035)	(89,048,401)

Increase in Members' Capital from Capital Transactions	28,489,218	90,516,315

Net Increase in Members' Capital	88,936,121	24,293,943

MEMBERS' CAPITAL AT BEGINNING OF YEAR	343,863,804	319,569,861

MEMBERS' CAPITAL AT END OF YEAR	$432,799,925	$343,863,804

The accompanying notes are an integral part of these financial statements.

6

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Statement of Cash Flows

Year Ended March 31, 2010

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in Members' Capital resulting from operations	$60,446,903
Adjustments to reconcile net increase in members' capital resulting from operations to net cash used in operating activities:
Net change in accumulated unrealized appreciation	(59,415,475)
on investments
Net realized gain from Portfolio Fund redemptions	(5,763,978)
Purchases of Portfolio Funds	(101,276,136)
Proceeds from Portfolio Funds	107,118,665
Decrease in other assets	8,197
Increase (Decrease) in operating liabilities:
Advisory fee payable	213,967
Professional fees payable	(33,974)
Board of Managers' fees payable	10,000
Administration fees payable	(6,000)
Other payable	(1,149)

Net Cash Provided by Operating Activities	1,301,020

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from member subscriptions	45,346,989
Payments for member interests repurchased	(85,921,035)

Net Cash Used in Financing Activities	(40,574,046)

Net decrease in cash and cash equivalents	(39,273,026)
Cash and cash equivalents at beginning of year	45,226,284

Cash and Cash Equivalents at End of Year	$5,953,258

Supplementary Disclosure of Cash Flow Information
Non-cash subscription from members	$58,559,763

Non-cash transfer of investments at fair value	$58,559,763

The accompanying notes are an integral part of these financial statements.

7

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Financial Highlights

The following represents certain ratios to average Members’ Capital, total return, and other supplemental information for the periods indicated:

	For the Year Ended:

	March 31, 2010	March 31, 2009	March 31, 2008 *	March 31, 2007	March 31, 2006
Net assets, end of
period	$432,799,925	$343,863,804	$319,569,861	$310,364,405	$292,022,821

Ratio of net investment
loss to average	(1.11%)	(1.16%)	(1.18%)	(1.71%)	(1.75%)
Members' Capital
(a) (b)

Ratio of expenses to
average Members'	1.12%	1.20%	1.24%	1.86%	1.85%
Capital (a) (b)

Portfolio turnover**	23.33%	24.20%	7.37%	30.25%	15.33%

Total return (c)	15.04%	(15.98%)	0.45%	8.82%	10.09%

*	The Company reorganized into a master-feeder structure during this period.
**	The ratio excludes amounts transferred to the Company pursuant to the acquisition of BACAP Alternative Multi-Strategy Fund, LLC.
(a)
Ratio does not reflect the Company's proportionate share of the net income (loss) and expenses, including incentive fees or allocations, of the Portfolio Funds. The Portfolio Funds' expense ratios, excluding incentive fees, range from 1.00% to 8.23% (unaudited).  The Portfolio Funds' incentive fees can be up to 25% of profits earned (unaudited).

(b)	Average Members' Capital is determined using the net assets at the end of each month during the period and net assets at the beginning of the period.
(c)
Total return assumes a purchase of an interest in the Company on the first day and a sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns.  An individual Member's return may vary from these returns based on the timing of Member subscriptions and redemptions.

The accompanying notes are an integral part of these financial statements.

8

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements

March 31, 2010

1. Organization

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC, formerly known as Excelsior Directional Hedge Fund of Funds Master Fund, LLC (the “Company”), was organized as a limited liability company under the laws of Delaware on July 6, 2000, and commenced operations on October 1, 2000. The Company is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Company’s investment objective is to seek capital appreciation. The Company pursues its investment objective principally through a multi-manager, multi-strategy program of investments in a diverse group of private investment funds (the “Portfolio Funds”) that primarily invest or trade in a wide range of equity and debt securities. There can be no assurance that the Company will achieve its investment objective.  The investment managers of the Portfolio Funds in which the Company invests generally conduct their investment programs through these Portfolio Funds.  The Company invests in the Portfolio Funds as a limited partner or member along with other investors.

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, formerly known as Excelsior Directional Hedge Fund of Funds (TI), LLC, a Delaware limited liability company that is registered under the 1940 Act as a non-diversified, closed-end management investment company (the “TI Fund”) and Excelsior Directional Hedge Fund of Funds, Ltd. (the “Ltd Fund”, and together with the TI Fund, the “Feeder Funds”) pursue their investment objectives by investing substantially all of their  assets in the Company.  The Feeder Funds have the same investment objective and substantially the same investment policies as the Company (except that the Feeder Funds pursue their investment objectives by investing in the Company).

Until March 31, 2010, U.S. Trust Hedge Fund Management, Inc. served as the investment adviser of the Company (the “Adviser”) (See Note 8 “Subsequent Events”).  The Adviser is an indirect wholly-owned subsidiary of Bank of America Corporation (“Bank of America”) and a registered investment adviser.  Bank of America is a bank holding and a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, North Carolina. The Adviser is responsible for developing, implementing and supervising the investment program and providing day-to-day management services.

The Company’s Board of Managers (the “Board”) has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company’s business.  The Board exercises the same powers, authority and responsibilities on behalf of the Company as customarily exercised by directors of a typical investment company registered under the 1940 Act organized as a corporation.  The Board has engaged the Adviser to provide investment advice regarding the selection of Portfolio Funds and to manage the day-to-day operations of the Company.

9

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2010

The Company operates as a vehicle for the investment of substantially all of the assets of the TI Fund and the Ltd Fund, as members of the Company (“Members”).  As of March 31, 2010, the TI Fund’s and Ltd Fund’s ownership of the Company’s Members’ Capital were 64.77% and 35.23%, respectively.

Interests in the Company (“Interests”) are offered only to the Feeder Funds and subscriptions for Interests may be accepted as of the first day of each month, or at such times as the Board may determine. The Company may, from time to time, offer to repurchase Interests from its Members pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Company’s assets and other factors considered by the Board. The Adviser expects that it will recommend to the Board that the Company offer to repurchase Interests from Members four times each year, effective as of the last day of each calendar quarter. Members can only transfer or assign Interests under certain limited circumstances.

2. Significant Accounting Policies

a. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

b. Codification

In July 2009, the Financial Accounting Standards Board ("FASB") implemented the FASB Accounting Standards Codification (the “Codification”) as the single source of GAAP.  While the Codification did not change GAAP, it introduced a new structure to the accounting literature and changed references to accounting standards and other authoritative accounting guidance.  The Codification was effective for the Company in 2009 and did not affect the Company’s Statements of Assets, Liabilities and Members’ Capital, Statements of Operations, Statements of Changes in Members’ Capital or Statements of Cash Flows.

c. Company Expenses

The Company bears certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of the Portfolio Funds; all costs and expenses directly related to portfolio transactions and positions for the Company’s account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Company’s administrator; costs of insurance; advisory fees; the fees and travel expenses and other expenses of the Board; all costs with respect to communications regarding the Company’s transactions among the Adviser and any custodian or other agent engaged by the Company; and other types of expenses approved by the Board.  Expenses, including incentive fees and allocations, of the Portfolio Funds are not included in the Statement of Operations or Financial Highlights.

10

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2010

d. Income Taxes

As a limited liability company that is taxed as a partnership, no provision for the payment of Federal, state or local income taxes has been provided by the Company.  Each Member is individually required to report on its own tax return its share of the Company’s taxable income or loss.  The Company has a tax year end of December 31.

The cost of the Portfolio Funds for federal tax purposes is based on amounts reported to the Company on Schedule K-1 from the Portfolio Funds. As of March 31, 2010, the Company has not received information to determine the tax cost of the Portfolio Funds.  Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2009, and after adjustment for purchases and sales between December 31, 2009 and March 31, 2010, the estimated cost of the Portfolio Funds at March 31, 2010 for federal tax purposes is $398,431,932.  The resulting estimated net unrealized appreciation for tax purposes on the Portfolio Funds at March 31, 2010 is $18,118,603.

The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether a tax position of the Company is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the “more likely than not” threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority.

Management analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that the adoption of this authoritative guidance did not have a material effect on the results of operations or financial position of the Company. The Company has determined that there are no unrecognized tax benefits or liabilities relating to uncertain income tax positions taken on prior years' returns or expected to be taken on the tax return for the year ended December 31, 2009.

e. Security Transactions

Distributions received from the Portfolio Funds, whether in the form of cash or securities, are applied first as a reduction of the investment’s cost, and any excess is treated as realized gain from investments in the Portfolio Funds.  Realized gains or losses on investments in the Portfolio Funds are measured by the difference between the proceeds from the sale or liquidation and the cost basis of the investment using the specific identification method without regard to unrealized appreciation or depreciation reported in prior years.

11

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2010

f. Other

Net investment income or loss and net realized and unrealized gain or loss from investments of the Company for each fiscal period are allocated between, and credited to or debited against, the capital accounts of Members as of the last day of the fiscal period in accordance with each Member’s respective investment percentage for the fiscal period, as defined in the Company’s Limited Liability Company Agreement.

Cash and cash equivalents consist of amounts maintained in a PFPC Trust Company interest-bearing account.  Interest income is recorded on the accrual basis.

3. Portfolio Valuation

The net asset value of the Company is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the Company’s Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to valuation procedures established by the Board.  Pursuant to the valuation procedures, the Board has delegated to the Adviser the general responsibility for valuation of the investments in the Portfolio Funds subject to the oversight of the Board.

The investments in the Portfolio Funds are recorded at fair value, generally at an amount equal to the net asset value of the Company's investment in the Portfolio Funds as determined by the Portfolio Fund's general partner or investment manager. If no such information is available or if such information is deemed to be not reflective of fair value, an estimated fair value is determined in good faith by the Adviser pursuant to the valuation procedures. Generally, the net asset values of investments in the Portfolio Funds are determined whereby the Company records the investment and subsequent subscriptions at its acquisition cost which represents its fair value. The investment is adjusted to reflect the Company’s share of net investment income or loss and unrealized and realized gain or loss that reflects the changes in the fair value of the investment for the period.

12

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2010

The Portfolio Funds record their investments at fair value in accordance with GAAP or International Financial Reporting Standards. The Portfolio Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid nonmarketable securities and derivatives that are valued at estimated fair value. Accordingly, valuations do not necessarily represent the amounts that might be realized from sales or other dispositions of investments, nor do they reflect other expenses or fees that might be incurred upon disposition. The mix and concentration of more readily marketable securities and less liquid nonmarketable securities varies across the Portfolio Funds based on various factors, including the nature of their investment strategy and market forces.

Because of the inherent uncertainty of valuations of the investments in the Portfolio Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Portfolio Funds existed, and the differences could be material. Net change in accumulated unrealized appreciation on investments in the statement of operations is net of fees and performance-based compensation paid to the investment managers of the Portfolio Funds.

Some of the Portfolio Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (“side pockets”) may be subject to additional restrictions on liquidity than the main portfolio of the Portfolio Fund. If the Company withdraws its interest from such a Portfolio Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Portfolio Fund.  In instances, where such a Portfolio Fund closes its operations, the Company may receive an “in-kind” distribution of a side pocket’s holdings in liquidation of its entire interest in the Portfolio Fund. The value of side pockets may fluctuate significantly. As of March 31, 2010, the Company’s investments in side pockets represented 8.01% of the Company’s net assets.  Additionally, the governing documents of the Portfolio Funds generally provide that the Portfolio Funds may suspend, limit or delay the right of their investors, such as the Company, to withdraw capital.  Restrictions applicable to individual Portfolio Funds are described in detail on the Company’s Schedule of Investments.

The Company uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).  The three levels of the fair value hierarchy are as follows:

13

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2010

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Company has the ability to access at the measurement date;
•	Level 2 – Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 – Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The Company has adopted the authoritative guidance under GAAP for estimating the fair value of investments in the Portfolio Funds that have calculated net asset value per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Company estimates the fair value of an investment in a Portfolio Fund using the net asset value of the investment (or its equivalent) without further adjustment unless the Adviser determines that the net asset value is deemed to be not reflective of fair value. The adoption of this guidance does not have a material effect on the financial statements.

Investments may be classified as Level 2 when market information (observable net asset values) is available, yet the investment is not traded in an active market and/or the investment is subject to transfer restrictions, or the valuation is adjusted to reflect illiquidity and/or non-transferability. Market information, including observable net asset values, subscription and redemption activity at the underlying Portfolio Fund, and the length of time until the investment will become redeemable is considered when determining the proper categorization of the investment’s fair value measurement within the fair valuation hierarchy. The Portfolio Fund investment lots that have observable market inputs (published net asset values) and that the Company has the ability to redeem from within three months of the balance sheet date are classified in the fair value hierarchy as Level 2.

The Company’s investments in the Portfolio Funds that have unobservable inputs and/or from which the Company does not have the ability to redeem within three months are classified in the fair value hierarchy as Level 3. When observable prices are not available for these securities, the Adviser uses the market approach, as defined in the authoritative guidance on fair value measurements, to evaluate the fair value of such Level 3 instruments.

The following table sets forth information about the level within the fair value hierarchy at which the Portfolio Fund investments are measured at March 31, 2010:

	Level 1	Level 2	Level 3	Total
Event Driven /Relative Value Funds	$-	$33,345,738	$70,595,236	$103,940,974
Hedged Long/Short Equity Funds	-	64,095,669	718,575	64,814,244
Hedged Sector Funds	-	46,110,106	-	46,110,106
Opportunistic Long/Short (Global) Funds	-	95,324,233	10,794,577	106,118,810
Opportunistic (U.S. Only) Funds	-	30,107,317	65,459,084	95,566,401

Total	$-	$268,983,063	$147,567,472	$416,550,535

The level classifications in the table above are not indicative of the risk associated with the investment in each Portfolio Fund.

14

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2010

The following table includes a roll-forward of the amounts for the year ended March 31, 2010, for the investments classified within level 3.  The classification of an investment within level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

	Balance as of 3/31/2009	Transfers in (out) of Level 3*	Net realized gain from Portfolio Fund redemptions	Net change in accumulated unrealized appreciation on investments	Net purchases (sales)	Balance as of 3/31/2010
Event Driven/ Relative Value Funds	$82,413,801	$(20,501,138)	$1,216,147	$10,073,008	$(2,606,582)	$70,595,236
Hedged Long/ Short Equity Funds	44,442,274	(43,712,781)	16,151	(10,918)	(16,151)	718,575
Hedged Sector Funds	34,398,037	(34,398,037)	-	-	-	-
Opportunistic (Global) Funds	58,863,608	(54,491,405)	(2,130,871)	4,288,394	4,264,851	10,794,577
Opportunistic (U.S. Only) Funds	85,161,954	(27,348,013)	6,662,551	5,277,813	(4,295,221)	65,459,084

Total	$305,279,674	$(180,451,374)	$5,763,978	$19,628,297	$(2,653,103)	$147,567,472

*Transfers represent investments in Portfolio Funds that were previously categorized as Level 3 investments for the year ended March 31, 2009.  In accordance with recently issued authoritative guidance, these investments are being recategorized as Level 2 as of April 1, 2009.

All net realized and unrealized gains (losses) in the table above are reflected in the accompanying Statement of Operations.  The net unrealized appreciation for the year ended March 31, 2010, for level 3 investments held by the Company as of March 31, 2010, was an increase of $17,943,660 as shown in the table below:

Net Unrealized Appreciation
Event Driven/Relative Value Funds	$10,073,008
Hedged Long/Short Equity Funds	(10,918)
Hedged Sector Funds	-
Opportunistic (Global) Funds	660,597
Opportunistic (U.S. Only) Funds	7,220,973
Total	$17,943,660

15

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2010

The Company adopted authoritative guidance that permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the net asset value (“NAV”) per share for the investment.  In using NAV, certain attributes of the investment that may impact the fair value of the investment are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Company is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has determined that the NAV, as calculated by the reporting entity, represents the fair value of the investments.  A listing of the investments held by the Company and their attributes as of March 31, 2010, that may qualify for these valuations are shown in the table below.

Investment Category	Fair Value	Redemption frequency	Notice Period	Redemption Restrictions and Terms
Event Driven/Relative Value Funds (a)	$103,940,975	Monthly - Annually	60 - 90 Days	0-2 years
Hedged Long/Short Equity Funds (b)	64,814,244	Quarterly	30 - 125 Days	none
Hedged Sector Feunds (c)	46,110,106	Monthly - Quarterly	30 - 90 Days	0-1 years
Opportunistic Long/Short (Global) Funds (d)	106,118,809	Monthly - Quarterly	30 - 90 Days	0-1 years
Opportunistic (U.S. Only) Funds (e)	95,566,401	Quarterly - Annually	45 - 90 Days	0-2 years

The information summarized in the preceding table represents the general terms of the specified asset class.  Individual Portfolio Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole.  In addition, most of the Portfolio Funds have the flexibility, as provided for in the constituent documents, to modify and waive such terms.  Additional details on the terms and restrictions for each Portfolio Fund are included on the Schedule of Investments included with this report.

16

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2010

The Company’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security, and for the Portfolio Funds would generally be the NAV as provided by the Portfolio Fund or its administrator. For each of the categories below, the fair value of the Portfolio Funds has been estimated using the NAV of the Portfolio Funds.

a)
Event Driven/Relative Value Funds This category includes the Portfolio Funds that invest using two primary styles: Event-Driven and Relative Value. Event-Driven strategies typically includes investments in common and preferred equities and various types of debt (often based on the probability that a particular event will occur). These may include distressed or Special Situations investments (securities of companies that are experiencing difficult business situations). Relative Value strategies may include long and short positions in common and preferred equity, convertible securities, and various forms of senior and junior (typically unsecured) debt. Investments under this style may also include index options, options on futures contracts, and other derivatives.

b)
Hedged Long/Short Equity Funds This category includes the Portfolio Funds that invest long, short, and balanced primarily in common stocks. Management of each Portfolio Fund has the ability to shift investments from value to growth strategies, from small to large capitalization stocks, and from net long to a net short position. The Portfolio Funds may invest in U.S. and non-U.S. equities and equity-related instruments, short sales, fixed income securities, currencies, futures, forward contracts, swaps, other derivatives and other financial instruments and commodities within the scope of each respective operating agreement.

c)
Hedged Sector Funds This category includes the Portfolio Funds that invest primarily in publicly-traded securities issued by companies in specified industry sectors such as  technology, healthcare, utility, energy, shipping or transportation. The Portfolio Funds holdings may include long and short positions in common and preferred equity.

d)
Opportunistic (Global) Funds This category includes the Portfolio Funds that invest in all global markets and across all security types including equities, fixed income, commodities, currencies, futures, and exchange-traded funds. The Portfolio Funds in this category may include global long/ short equity funds, global macro funds, and commodity pools.

e)
Opportunistic (U.S.) Only Funds This category includes the Portfolio Funds that invest in domestic markets and across all security types including equities, fixed income, commodities, currencies, futures, and exchange-traded funds. The Portfolio Funds in this category may include global long/short equity funds, global macro funds, and commodity pools.

As of March 31, 2010, the Company had investments in 46 Portfolio Funds.  The Company, as an investor in these Portfolio Funds, is charged management fees ranging from 1.0% to 2.48% (per annum) of the net asset value of its ownership interests in the Portfolio Funds, as well as incentive fees or allocations ranging from 15.0% to 25.0% of net profits earned that are allocable to the Company's ownership interests in such Portfolio Funds.  The Company also generally bears a pro rata share of the other expenses of each Portfolio Fund in which it invests.  Total expenses, including incentive fees or allocations, for the fiscal year ended March 31, 2010, ranged from approximately 1.5% to 18.1% of the Company's average invested capital in the Portfolio Funds.   Incentive fees or allocations for the 2010 fiscal year ranged from approximately 0.0% to 9.84% of the Company's average invested capital in the Portfolio Funds.   These ratios may vary over time depending on the allocation of the Company's assets among the Portfolio Funds and the actual expenses and investment performance of the Portfolio Funds.  Although the foregoing ranges of Portfolio Fund expense ratios are based on audited financial data received from the Portfolio Funds, the ranges were not audited by the Company's independent registered public accounting firm.

17

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2010

Aggregate purchases and proceeds of interests in the Portfolio Funds for the year ended March 31, 2010, were $93,276,136 and $105,744,492, respectively.  There are no unfunded commitments outstanding to the Portfolio Funds.

4. Advisory Fee

The Adviser provides investment advisory services and incurs research, travel and other expenses related to the selection and monitoring of investment managers. Further, the Adviser provides certain management and administrative services to the Company, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials.  In consideration for such services, the Company pays the Adviser a quarterly advisory fee in arrears at an annual rate of 1.0% based on the Company's net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date.  Each of the Feeder Funds pays the Adviser a quarterly management fee at an annual rate of 0.5% based on the Feeder Fund’s net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date.

For the year ended March 31, 2010, the Company incurred advisory fees totaling $4,238,553, of which $1,053,454 was payable as of March 31, 2010.

5.  Related Party Transactions and Other

Affiliates of the Adviser may have banking, underwriting, lending, brokerage, or other business relationships with the Portfolio Funds in which the Company invests and with companies in which the Portfolio Funds invest.

The Board is made up of five Managers who are not “interested persons,” as defined by Section 2(a)(19) of the 1940 Act, of the Company (the “Disinterested Managers”).  The Disinterested Managers receive an annual retainer of $10,000 and per-meeting fees of: $2,000 for in-person attendance at quarterly meetings of the Board; $1,000 for telephone participation at a quarterly Board meeting or for participation at a telephonic special meeting of the Board; and $1,000 for each audit committee meeting (whether held in-person or by telephone). All Disinterested Managers may be reimbursed for expenses of attendance at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Managers.  The Company incurred $94,000 of retainer and per meeting fees for the year ended March 31, 2010, $10,000 of which is payable as of March 31, 2010.

18

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2010

The Company has retained J. D. Clark & Company (the "Administrator") to provide accounting and certain administrative and investor services to the Company.  The Administrator is a wholly-owned division of UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation.  For the year ended March 31, 2010, the Company incurred $24,192 in expenses related to such administrative services.  Of total administrative fees, none were outstanding as of March 31, 2010.  The Feeder Funds incur additional expenses directly for the services provided by the Administrator.

PFPC Trust Company (an affiliate of the PNC Financial Services Group) serves as custodian of the Company’s assets and provides custodial services to the Company.

On April 1, 2009, the Company received a contribution of $58,559,763 from the TI Fund.  The TI Fund received these assets pursuant to an agreement and plan of acquisition (the “Plan”) among the TI Fund, the Company, and BACAP Alternative Multi-Strategy Fund, LLC (the “BACAP Fund”).  The BACAP Fund was a non-diversified, closed-end management investment company registered under the 1940 Act, for which an affiliate of the Adviser served as investment adviser.  Pursuant to the Plan, the TI Fund contributed to the Company all of the investments in Portfolio Funds that the TI Fund received from the BACAP Fund in connection with the transaction.  All of the transactions were effective as of April 1, 2009.  As a result of the Plan, the following positions became investments of the Company on April, 1, 2009:
Portfolio Fund	Cost	Fair Market Value
Addison Clark Fund, L.P.	$3,000,000	$2,516,635
Alydar Fund, L.P.	5,999,169	6,877,385
American Durham L.P.	651,385	474,043
Aristeia Partners, L.P.	3,650,000	3,537,502
Artha Emerging Markets Fund, L.P.	4,754,121	4,220,130
Brevan Howard, L.P.	3,086,502	5,714,798
Centaurus Alpha Fund, L.P.	2,167,757	1,922,245
Delaware Street Capital, L.P.	34,744	37,735
Drake Global Opportunities Fund, L.P.	515,756	227,911
Halcyon Enhanced Fund, L.P.	2,286,706	2,245,737
Henderson Asia Pacific Absolute Return Fund, Ltd.	5,000,000	5,466,478
JANA Partners, L.P.	326,041	354,455
Lydian Partners II, L.P.	3,943,641	1,249,769
Lydian Partners SPV, Ltd.	56,359	475
Rohatyn Group Global Opportunity Partners, L.P. (Class A)	167,351	190,474
Royal Capital Value Fund (QP), L.P.	4,693,809	4,568,236
Seligman Tech Spectrum Fund, LLC	4,010,303	4,610,345
Strategic Value Restructuring Fund L.P.	1,097,178	934,076
SVRF (Onshore) Holdings LLC	1,945,954	1,945,954
Tiedemann/Falconer Partners, L.P.	4,250,000	5,301,238
Vicis Capital Fund	2,750,000	3,431,096
Waterfall Eden Fund, L.P.	3,200,000	2,733,046
Total	$57,586,776	$58,559,763

19

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2010

6. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Portfolio Funds in which the Company invests trade various financial instruments and may enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling, writing option contracts, and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company’s liability with respect to its investments in the Portfolio Funds is generally limited to the net asset value of its interest in each Portfolio Fund.

Because the Company is a closed-end investment company, Interests are not redeemable at the option of Members and are not exchangeable for interests of any other fund. Although the Board in its discretion may cause the Company to offer from time to time to repurchase Interests at the Members’ capital account value, Interests are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer to repurchase Interests by the Company, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of outstanding Interests. Because the Company’s investments in Portfolio Funds themselves have limited liquidity, the Company may not be able to fund significant repurchases. Members whose Interests are accepted for repurchase also bear the risk that the Company's members’ capital account value may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Interests are valued for the purpose of repurchase.

As described in the footnotes of the Company’s Schedule of Investments and in Note 3, some Portfolio Funds have suspended or restricted withdrawals of capital, which increases the liquidity risk for the Company. Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities. Liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw capital from Portfolio Funds, or unforeseen outflows of cash to meet tender demands. This situation may arise due to circumstances outside of the Company’s control, such as a general market disruption or an operational issue affecting the Company or third parties, including the Portfolio Funds. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

The Company's capital invested in the Portfolio Funds can be withdrawn on a limited basis. As a result, the Company may not be able to liquidate quickly some of its investments in the Portfolio Funds in order to meet liquidity requirements.

There are a number of other risks to the Company. Three principal types of risk that can adversely affect the Company’s investment approach are market risk, strategy risk, and manager risk. The Company also is subject to multiple manager risks, possible limitations in investment opportunities, allocation risks, lack of diversification, and other risks for the Company and potentially for each Portfolio Fund.

20

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2010

7. Guarantees

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Company, and therefore, cannot be established; however, based on experience, the risk of loss from any such claim is considered remote.

8. Subsequent Events

The Company has evaluated all subsequent events through the date these financial statements were issued, and notes the following:

On March 30, 2010, the Company announced a tender offer to purchase up to $60,000,000 of outstanding Interests from Members.  The net asset value of the Interests will be calculated for this purpose on June 30, 2010.  The tender offer expired on April 26, 2010.
Effective April 1, 2010, the Adviser merged with and into its affiliate, Bank of America Capital Advisors LLC ("BACA") (the "Merger").  As the survivor of the Merger and the successor of the Adviser, BACA assumed all responsibilities for serving as the investment adviser of the Company under the terms of the investment advisory agreement between the Adviser and the Company.  The personnel of BACA who provide services to the Company and the Feeder Funds are the same personnel who previously provided such services to the Company and the Feeder Funds on behalf of the Adviser.  Additionally, no changes in the management of the Company or the Feeder Funds are expected as a result of the Merger.

BACA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect wholly-owned subsidiary of Bank of America.

21

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Company Management (Unaudited)

March 31, 2010

Information pertaining to the Board and officers of the Company is set forth below:
Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Manager

Independent Managers

Alan Brott c/o Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC 225 High Ridge Road Stamford, CT 06905 (Borm 1942)	Manager	Term Indefinite; Length- since August 2009
Consultant (since October 1991); Associate Professor, Columbia University Graduate School of Business (since 2000); Former Partner of Ernst & Young. Mr. Brott serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Grosvenor Registered Multi-Strategy Master Fund, LLC, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC, Grosvenor Registered Multi-Strategy Fund (TI 2), LLC and Grosvenor Registered Multi-Strategy Fund (TE), LLC, and a director of Stone Harbor Investment Funds.
9

John C. Hover II c/o Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC 225 High Ridge Road Stamford, CT 06905 (Born 1943)	Manager	Term Indefinite; Length- since August 2009
Former Executive Vice President of U.S. Trust Company (retired since 2000).  Mr. Hover serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Grosvenor Registered Multi-Strategy Master Fund, LLC, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC, Grosvenor Registered Multi-Strategy Fund (TI 2), LLC, Grosvenor Registered Multi-Strategy Fund (TE), LLC and Excelsior Venture Partners III, LLC, and a director of Tweedy, Browne Fund, Inc.
10

Victor F. Imbimbo, Jr. c/o Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC 225 High Ridge Road Stamford, CT 06905 (Born 1952)	Manager	Term Indefinite; Length- since October 2000
President and CEO of Caring Today, LLC, the publisher of Caring Today Magazine, the leading information resource within the family caregivers market; Former Executive Vice President of TBWA\New York and Former President for North America with TBWA/WorldHealth, a division of TBWA Worldwide, where he directed consumer marketing program development for healthcare companies primarily within the pharmaceutical industry. Mr. Imbimbo serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Grosvenor Registered Multi-Strategy Master Fund, LLC, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC, Grosvenor Registered Multi-Strategy Fund (TI 2), LLC, Grosvenor Registered Multi-Strategy Fund (TE), LLC and Excelsior Venture Partners III, LLC, and a director of Vertical Branding, Inc.
10

22

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Company Management (Unaudited) continued

March 31, 2010

Stephen V. Murphy c/o Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC 225 High Ridge Road Stamford, CT 06905 (Born 1945)	Manager	Term Indefinite; Length- since October 2000
President of S.V. Murphy & Co, Inc., an investment banking firm. Mr. Murphy serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Grosvenor Registered Multi-Strategy Master Fund, LLC, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC, Grosvenor Registered Multi-Strategy Fund (TI 2), LLC, Grosvenor Registered Multi-Strategy Fund (TE), LLC and Excelsior Venture Partners III, LLC, and a director of The First of Long Island Corporation, The First National Bank of Long Island and Bowne & Co., Inc.
10

Thomas G. Yellin c/o Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC 225 High Ridge Road Stamford, CT 06905 (Born 1954)	Manager	Term Indefinite; Length- since August 2009
President of The Documentary Group (since June 2006); Former President of PJ Productions (from August 2002 to June 2006); Former Executive Producer of ABC News (from August 1989 to December 2002). Mr. Yellin serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Grosvenor Registered Multi-Strategy Master Fund, LLC, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC, Grosvenor Registered Multi-Strategy Fund (TI 2), LLC and Grosvenor Registered Multi-Strategy Fund (TE), LLC.
9

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Manager
Officers who are not Managers
Spencer Boggess One Bryant Park New York, NY 10036 (Born 1967)	Chief Executive Officer	Term Indefinite; Length - since March 2006
Managing Director, Alternative Investment Asset Management, Bank of America (7/07 to present); President and Chief Executive Officer of Bank of America Capital Advisors LLC (4/10 to present); President and Chief Executive Officer of U.S. Trust Hedge Fund Management, Inc.; Portfolio Manager of the Company (7/03 to present).
N/A

Steven L. Suss 225 High Ridge Road Stamford, CT 06905 (Born 1960)	Chief Financial Officer and Treasurer	Term Indefinite; Length - since April 2007
Managing Director, Alternative Investment Asset Management, Bank of America (7/07 to present); Senior Vice President of Bank of America Capital Advisors LLC (7/07 to present); Director, Chief Financial Officer and Treasurer (10/07 to 3/10) and Senior Vice President (6/07 to 3/10) of U.S. Trust Hedge Fund Management, Inc.; Director (4/07 to 5/08), Senior Vice President (7/07 to 5/08), and President (4/07 to 6/07) of UST Advisers, Inc.; Senior Vice President of U.S. Trust’s Alternative Investment Division (4/07 to 6/07); Chief Financial Officer and Chief Compliance Officer, Heirloom Capital Management, L.P. (5/02 to 9/06).
N/A

23

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Company Management (Unaudited) continued

March 31, 2010

Mohan Badgujar One Bryant Park New York, NY 10036 (Born 1958)	Chief Operating Officer	Term Indefinite; Length - since March 2006
Director, Alternative Investment Asset Management, Bank of America (7/07 to present); Senior Vice President of Bank of America Capital Advisors LLC (04/10 to present);Vice President of U.S. Trust Hedge Fund Management, Inc. (10/05 to 03/10); Managing Partner of Blue Hill Capital Partners LLC (10/03 to 10/05) (Registered Investment Adviser).
N/A

Marina Belaya 114 W. 47th Street New York, NY 10036 (Born 1967)	Secretary	Term Indefinite; Length - since April 2007
Assistant General Counsel, Bank of America (7/07 to present); Vice President and Senior Attorney of U.S. Trust (2/06 to 6/07); Vice President, Corporate Counsel, Prudential Financial (4/05 to 01/06); Associate, Schulte Roth & Zabel LLP (09/02 to 03/05).
N/A

Robert M. Zakem One Bryant Park New York, NY 10036 (Born 1958)	Chief Compliance Officer	Term Indefinite; Length - since June 2009
GWIM Risk and Compliance Senior Executive, Bank of America Corp. (3/09 to present); Managing Director, Business Risk Management, Merrill Lynch & Co., Inc. (8/06 to 2/09); Executive Director, Head of Fund Services — US, UBS Financial Services, Inc. (12/04 to 07/06).
N/A

All officers of the Company are employees and/ or officers of the Adviser.

24

ITEM 2.   CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. For the fiscal year ended March 31, 2010, there were no amendments to a provision of the code of ethics that relates to any element of code of ethics definition, nor were there any waivers granted from a provision of the code of ethics. A copy of the Registrant's code of ethics is filed with this form N-CSR under Item 12(a)(1).

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Managers of the Registrant has determined that Stephen V. Murphy, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert", and has designated Mr. Murphy as the Audit Committee's financial expert. Mr. Murphy is an "independent" Manager pursuant to paragraph (a)(2) of Item 3 on Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees, billed for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements and security counts required under Rule 17f-2 of the Investment Company Act of 1940 (the "1940 Act") for the fiscal years ended March 31, 2009 and March 31, 2010 were $39,900 and $39,900, respectively.

(b) Audit-Related Fees

There were no audit related services provided by the principal accountant to the Registrant during the fiscal year.

(c) Tax Fees

The fees billed to the Registrant by the principal accountant for the audit of the Registrant's annual financial statements for tax compliance, tax advice or tax planning services relating to the preparation of the Registrant’s tax returns for the fiscal years ended March 31, 2009 and March 31, 2010 were $50,750 and $23,600, respectively.

(d) All Other Fees

The principal accountant billed no other fees to the Registrant during the fiscal year.

(e) (1) During its regularly scheduled periodic meetings, the Registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the Registrant. The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any such pre-approved fees are presented to the audit committee at its next regularly scheduled meeting.

(e) (2) None

(f) Not applicable

(g) The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the Registrant for the fiscal year ended March 31, 2010, were $23,600 and $387,000, respectively.

The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the Registrant for the fiscal year ended March 31, 2009, were $50,750 and $15,000, respectively.

(h) The Registrant's audit committee has considered whether the provision of non-audit services that may be rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ALTERNATIVE INVESTMENT ADVISORS
Banc of America Investment Advisors, Inc.
Bank of America Capital Advisors, LLC
U.S. Trust Hedge Fund Management, Inc.
(Collectively, “AI Advisors”)

Applicability: Proxy Voting Policy

Area of Focus: Portfolio Management

Date Last Reviewed:	January 31, 2010

Applicable Regulations
•	Rule 206(4)-6 under the Investment Advisers Act of 1940
•	Form N-PX
•	ERISA Department of Labor Bulletin 94-2
•	Rule 30b1-4 under the Investment Company Act of 1940
•	Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)

Explanation/Summary of Regulatory Requirements
An SEC-registered investment advisor that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients.  An advisor’s policies and procedures must address how the advisor resolves material conflicts of interest between its interests and those of its clients.  An investment advisor must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities.  In addition, an investment advisor to ERISA accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy
In cases where an AI Advisor has been delegated voting authority over Clients’1 securities, such voting will be in the best economic interests of the Clients.

1 As used in this policy, “Clients” include private investment funds (“Private Funds”) exempt from the definition of an investment company pursuant to Section 3(c)(1) or 3(c)(7) of the Investment Company Act of 1940, as amended (the “1940 Act”), closed-end investment companies (“RICs”) registered under the 1940 Act, business development companies electing to be subject to certain provisions of the 1940 Act, Private Funds that are “plan assets” under ERISA and other institutional and high net worth investors. Not included in the meaning of “Client” for purposes of this policy are Private Funds or RICs that are sub-advised by third parties for which the sub-adviser has been delegated the authority to vote proxies.

This policy will be reviewed no less frequently than annually and is scheduled to be reviewed on December 31, 2010 or promptly thereafter.

This policy is the property of Bank of America and must not be provided to any external party without express prior consent from AI Legal or Compliance.

Procedures for Achieving Compliance

Alternative Investment (“AI”) Clients invest all or substantially all of their assets in limited partnership interests, limited liability company interests, shares or other equity interests issued by unregistered Funds (“Underlying Funds”).  The voting rights of investors in Underlying Funds generally are rights of contract set forth in the limited liability company agreement, the limited partnership agreement and other governing documents of such Underlying Funds.

AI Clients may also invest in high quality, short-term instruments for cash management purposes and may be authorized to acquire securities for hedging or investment purposes.  Securities held by a Client that are not Underlying Fund interests are referred to as “Direct Investments”.

On rare occasions, an AI Client may hold securities distributed to it by an Underlying Fund as an “in kind” distribution. Generally, in such circumstances the AI Advisor will liquidate these Direct Investments on the day received, but may continue to hold a security longer when deemed in the best interest of the Client.  An Advisor may vote a proxy in the event a proxy vote be solicited for shareholders of record during the limited time that the AI Client held the security prior to the security’s liquidation.

For Hedge Fund Clients, it is AI’s policy to waive its Clients’ voting rights related to their investments in Underlying Funds by getting a written confirmation from each Underlying Fund that it concurs to the waiver of voting rights.  This confirmation shall be obtained either at the time of investment, or at a reasonable time thereafter, by the AI Advisor sending a notification of waiver of voting rights to the Underlying Fund.  In no circumstances shall this confirmation be obtained after any Client, in conjunction with other Clients or affiliates of AI, holds 5% of the outstanding interests in such Underlying Fund.

For Private Equity Clients, except with respect to Adverse Measures (defined below), in determining how AI should vote a security, AI Portfolio Management shall:

• recommend against adoption of a measure if Portfolio Management determines in its discretion that such measure, if adopted:

-would result in the affected AI Client holding a security in violation of such Client’s investment objective(s), policies or restrictions; or

-has a reasonable probability of materially diminishing the economic value and/or utility of the related security in the hands of such Client over the anticipated holding period of such security; and

This policy will be reviewed no less frequently than annually and is scheduled to be reviewed on December 31, 2010 or promptly thereafter.

This policy is the property of Bank of America and must not be provided to any external party without express prior consent from AI Legal or Compliance.

• recommend adoption of a measure if Portfolio Management in its discretion determines that such measure, if adopted:

would not result in the affected AI Client holding a related security in violation of such Client’s investment objective(s), policies or restrictions; and

has a reasonable probability of enhancing (or not materially diminishing) the economic value and/or utility of the related security in the hands of such AI Client over the anticipated holding period of such security.

As described above, most votes cast by the Advisors on behalf of Clients will relate to the voting of limited partnership interests, limited liability company interests, shares or similar equity interests in Underlying Funds in which AI Clients invest.  Such votes are typically by written consent and no investor meeting is generally called.  Although determining whether or not to give consent may not be considered to be “proxy voting”, such action is governed by this Proxy Voting Policy.  It is also anticipated that frequently an Underlying Fund will request the AI Client either to vote in favor of measures that reduce the rights, powers and authority, and/or increase the duties and obligations, associated with the security in question (“Adverse Measures”) or to redeem its interests in the Underlying Fund.

It is expected that AI Portfolio Management will ordinarily recommend voting a security in favor of an Adverse Measure only if:

•           Portfolio Management believes that voting for the Adverse Measure is the only way to continue to hold such security, and that their is a reasonable probability that the benefits that would be conferred on the affected AI Client by continuing to hold such security would outweigh the adverse affect(s) of such Adverse Measure (e.g., increased fees, reduced liquidity); and

•           Adoption of such Adverse Measure would not result in such Fund holding the related security in violation of its investment objective(s), policies or restrictions.

Based on the foregoing, it is expected that Portfolio Management ordinarily will recommend adoption of routine, non-Adverse Measures supported by management, such as proposals to appoint or ratify the appointment of auditors.

This policy will be reviewed no less frequently than annually and is scheduled to be reviewed on December 31, 2010 or promptly thereafter.

This policy is the property of Bank of America and must not be provided to any external party without express prior consent from AI Legal or Compliance.

Conflicts of Interest:

Portfolio Management is under an obligation to (a) be alert to potential conflicts of interest on the part of AI, be mindful of other potential conflicts of interest as they pertain to affiliates of the Advisors or in his or her own personal capacity, with respect to a decision as to how a proxy should be voted, and (b) bring any such potential conflict of interest to the attention of AI Legal who together will determine if a potential conflict exists and in such cases will contact  the  AI Conflicts Officer for resolution. The AI Advisor will not implement any decision to vote a proxy in a particular manner until the Conflicts Officer has:

•	determined whether AI (or AI personnel) are subject to a conflict of interest in voting such proxy; and if so then

•	assessed whether such conflict is material or not, and if so then

•	addressed the material conflict in a manner designed to serve the best interests of the affected AI Client.

Notice to Investors:

AI will deliver a summary of AI’s proxy voting policies and procedures to each prospective investor by delivering the Advisors’ Form ADV Part II to prospective investors.  The summary is contained in Schedule F of the referenced document.

Responses to Investor Requests:

AI will, upon the reasonable request of a prospective investor or current investor, provide such prospective investor or current investor with a copy of the then-current version of this Policy.

AI will, upon the reasonable request of a current investor, provide the current investor with how AI has voted proxies, for the prior one year period, on behalf of the specific AI Client that said investor has invested in.

AI will track proxy policy and proxy voting record requests it receives from current and prospective investors.

This policy will be reviewed no less frequently than annually and is scheduled to be reviewed on December 31, 2010 or promptly thereafter.

This policy is the property of Bank of America and must not be provided to any external party without express prior consent from AI Legal or Compliance.

Supervision
For private equity Clients, the Head of Private Equity Portfolio Management is responsible for implementing this policy for his or her platform and the Private Equity Investment Committee is responsible for overseeing the implementation of this policy.  For hedge fund Clients, the Head of Hedge Fund Portfolio Management is responsible for implementing this policy for his or her platform and the Hedge Fund Investment Committee is responsible for overseeing the implementation of this policy.

Escalation
The applicable AI Portfolio Management Heads must promptly report all unapproved exceptions to this policy to their respective Investment Committees and the AI Compliance Executive, who together will determine the remedial action to be taken, if any.  The Compliance Executive will report all material exceptions to the Chief Compliance Officer.

The AI Advisor may deviate from this policy only with the written approval, upon review of the relevant facts and circumstances, from the Chief Compliance Officer.

The Chief Compliance Officer will report any exception that is not resolved to his or her satisfaction, that cannot be resolved, or that otherwise suggests a material internal compliance controls issue, to AI Senior Management and GWIM Risk and Compliance Senior Management and to the boards of the registered funds, if applicable.

Monitoring/Oversight
The AI Compliance SME is responsible for monitoring compliance with this policy on an ongoing basis.  As needed, but not less than annually, the Compliance SME will request from Portfolio Management a list of all proxies voted during a given period.  The Compliance SME will examine the way AI has voted and compare to the AI Proxy Policy to ensure that AI has been consistent with this policy.  Evidence of the review will be kept via a Compliance Monitoring Checklist.

Recordkeeping
Records should be retained for a period of not less than six years.  Records should be retained in an appropriate office of AI for the first three years.  Examples of the types of documents to be maintained as evidence of AI’s compliance with this policy may include:

•	Portfolio Management Memorandum Describing Proxy Vote Request
•
•	Minutes of AI Investment Committee Meetings
•	Proxy Voting Record
•	Records Required for Form N-PX (Registered Clients Only)
•	Other documents as proscribed in Rule 204(2)(c)-17

This policy will be reviewed no less frequently than annually and is scheduled to be reviewed on December 31, 2010 or promptly thereafter.

This policy is the property of Bank of America and must not be provided to any external party without express prior consent from AI Legal or Compliance.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Substantially all of the assets of the Registrant are invested in Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC (the “Master Fund”). The portfolio management team of the Master Fund is described below.

 (a) (1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members - As of the date of the filing.

Mr. Spencer N. Boggess is the portfolio manager (the "Portfolio Manager") primarily responsible for the day-to-day management of the registrant's portfolio, subject to such policies as may be adopted by the Board of Managers.

Mr. Boggess joined Bank of America Corporation as part of the acquisition of U.S. Trust and is a managing director.  Since July 2003, Mr. Boggess has served as the portfolio manager of the Registrant and Chief Executive Officer of U.S. Trust Hedge Fund Management, Inc. (the “Adviser"). From 2000 to 2003, Mr. Boggess served as Co-Director of Research at CTC where he shared responsibility for sourcing, due diligence, portfolio construction and monitoring hedge fund managers for inclusion in the Registrant and for CTC advisory clients. Mr. Boggess is also the Chairman of the Education Committee of the Greenwich Roundtable, a non-profit organization focused on education for investors in hedge funds and private equity. From 1996 to 2000, Mr. Boggess was both Principal and the senior hedge fund research professional at Winston Partners, a McLean, VA based alternative investment management firm with three multi-manager hedge fund of funds products.

(a) (2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member - As of March 31, 2010:

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
0	N/A	15	$921,689,175	0	N/A
Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees
0	N/A	11	$723,527,656	0	N/A

Potential Material Conflicts of Interest

Real, potential or apparent conflicts of interest may arise should Mr. Boggess have day-to-day portfolio management responsibilities with respect to more than one fund. Mr. Boggess may manage other accounts with investment strategies similar to the Registrant, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned by the Adviser may vary among these accounts and Mr. Boggess may personally invest in these accounts. These factors could create conflicts of interest because Mr. Boggess may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Registrant. A conflict may also exist if Mr. Boggess identifies a limited investment opportunity that may be appropriate for more than one account, but the Registrant is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In ddition, Mr. Boggess may execute transactions for another account that may adversely impact the value of securities held by the Registrant. However, the Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by Mr. Boggess are generally managed in a similar fashion and the Adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.

(a) (3) Compensation Structure of Portfolio Manager(s) or Management Team Members - As of March 31, 2010:

Mr. Boggess' compensation consists of a combination of a fixed salary and a discretionary bonus. The discretionary bonus is not tied directly to the performance of, or value of assets, of the Registrant or any other fund managed by the Adviser. The amount of salary and bonus paid to Mr. Boggess is based on a variety of factors, including, without limitation, the financial performance of the Adviser, execution of managerial responsibilities, client interactions, support and general teamwork.

Ownership of Fund Securities

As of March 31, 2010, Mr. Boggess does not directly own any Interests in the Registrant.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSE-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1)  Code of Ethics (See Exhibit 1)

(a) (2)  Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

By (Signature and Title):	/s/ Spencer N. Boggess
Spencer N. Boggess, Principal Executive Officer

Date:  June 11, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC

By (Signature and Title):	/s/ Steven L. Suss
Steven L. Suss, Principal Financial Officer

Date:  June 11, 2010